Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value are summarized below.

Fair Value Measurements at December 31, 2020 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$21,693	$—
Obligations of states and political subdivisions	—	229,012	—
Mortgage-backed securities in government sponsored entities	—	112,759	—
Total securities available for sale	—	363,464	—
Equity securities	—	886	—
Swap asset	—	21,700	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	21,764	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1
Other Real Estate Owned	—	—	31

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

Fair Value Measurements at December 31, 2019 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$19,601	$—
Obligations of states and political subdivisions	—	206,034	—
Mortgage-backed securities in government sponsored entities	—	132,864	—
Total securities available for sale	—	358,499	—
Equity securities	—	1,191	—
Swap asset	—	8,918	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	8,918	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1

Quantitative Information about Level 3 Fair Value Measurements

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2020 and 2019.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2020	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1	Appraisal of collateral	Appraisal adjustments	0% - 30%	19%
			Holding period	23 months	23 months
Other real estate owned	$31	Appraisal of collateral	Appraisal adjustments	10%	10%

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2019	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1	Appraisal of collateral	Appraisal adjustments	30%	30%
			Holding period	22 months	22 months

Carrying Amount and Fair Value of Financial Instruments Carried at Amortized Cost

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

The carrying amount and fair value of financial instruments carried at amortized cost were as follows:

December 31, 2020	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$139,522	$139,522	$139,522	$—	$—
Other securities	20,537	20,537	20,537	—	—
Loans, held for sale	7,001	7,141	7,141	—	—
Loans, net of allowance for loan losses	2,032,474	2,063,249	—	—	2,063,249
Bank owned life insurance	45,976	45,976	45,976	—	—
Accrued interest receivable	9,421	9,421	9,421	—	—
Financial Liabilities:
Nonmaturing deposits	1,902,560	1,902,560	1,902,560	—	—
Time deposits	286,838	288,298	—	—	288,298
Long-term FHLB advances	125,000	130,942	—	—	130,942
Securities sold under agreement to repurchase	28,914	28,914	28,914	—	—
Subordinated debentures	29,427	31,479	—	—	31,479
Accrued interest payable	204	204	204	—	—

December 31, 2019	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$48,535	$48,535	$48,535	$—	$—
Other securities	20,280	20,280	20,280	—	—
Loans, held for sale	2,285	2,331	2,331	—	—
Loans, net of allowance for loan losses	1,694,203	1,713,863	—	—	1,713,863
Bank owned life insurance	44,999	44,999	44,999	—	—
Accrued interest receivable	7,093	7,093	7,093	—	—
Financial Liabilities:
Nonmaturing deposits	1,402,924	1,402,924	1,402,924	—	—
Time deposits	275,840	276,616	—	—	276,616
Short-term FHLB advances	101,500	101,500	101,500	—	—
Long-term FHLB advances	125,000	123,893	—	—	123,893
Securities sold under agreement to repurchase	18,674	18,674	18,674	—	—
Subordinated debentures	29,427	34,452	—	—	34,452
Accrued interest payable	277	277	277	—	—